Schedule of restricted stock units (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of RSUs, Outstanding	2,566,667	1,166,667
Number of RSUs, Granted	1,497,195	1,400,000
Number of RSUs, Settled	(786,089)
Number of RSUs, Outstanding	3,277,773	2,566,667